INCOME TAXES AND DEFERRED TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	25.50%	24.00%	22.50%
Tax Expense at statutory tax rate	$ (61,037)	$ (63,174)	$ (111,916)
Tax effect of foreign tax rates	(7,118)	(13,368)	(16,099)
Tax effect of revenues exempt from taxation	40,133	33,834	41,268
Tax effect of not deductible expenses	(28,783)	(10,987)	(40,866)
Tax rate effect of tax loss carry forwards	(44)	0	14
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	195	0	(857)
Tax effect of a new evaluation of assets for deferred not recognized taxes	5,311	17,157	307
Tax rate effect from change in tax rate (opening balances)	78,946	(3,681)	(3,445)
Tax rate effect of adjustments for current tax of prior periods	(227)	(6,899)	4,033
Other tax rate effects	3,616	1,471	(2,128)
Total adjustments to tax expense at applicable tax rate	92,029	17,527	(17,778)
Tax benefit (expense) at effective tax rate	$ (30,992)	$ 45,647	$ 129,694